Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Investor Class
Account Value [Line Items]
Account Value	$ 22,545	$ 20,715	$ 23,316	$ 49,752	$ 29,038	$ 18,679	$ 17,856	$ 13,937	$ 12,263	$ 9,762	$ 10,000
Investor Class
Account Value [Line Items]
Account Value	13,800	11,950	12,396	26,890	16,640	12,626	15,095	9,730	8,857	9,952	10,000
Institutional Class
Account Value [Line Items]
Account Value	141,915	122,553	126,807	274,128	169,174	127,981	152,661	98,135	89,074	99,737	100,000
Investor Class
Account Value [Line Items]
Account Value	20,342	19,177	20,416	37,571	20,691	14,796	14,242	8,733	9,371	10,193	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 208,920	196,320	208,410	382,491	210,091	149,920	144,004	88,115	94,264	102,230	100,000
Jacob Forward ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Jacob Forward ETF NAV
Account Value	$ 5,353	4,310	4,633	10,470
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Account Value	$ 42,624	33,524	27,972	35,858	27,480	18,402	18,535	14,543	11,659	10,549	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 22,006	18,701	17,514	23,433	17,280	14,734	16,559	12,668	10,884	10,511	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 338,822	266,505	229,856	258,927	197,404	161,891	157,295	131,450	113,091	100,478	100,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Account Value	$ 220,060	187,009	175,141	234,334	172,801	147,344	165,589	126,679	108,844	105,111	100,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Russell Microcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Total Return
Account Value	$ 16,023	13,776	14,493	21,954	15,061	11,792	15,222	11,925	10,422	10,770	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 338,822	266,505	229,856	258,927	197,404	161,891	157,295	131,450	113,091	100,478	100,000
Russell Microcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Total Return
Account Value	$ 160,230	137,760	144,936	219,542	$ 150,614	$ 117,920	$ 152,227	$ 119,252	$ 104,220	$ 107,703	$ 100,000
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Jacob Forward ETF Market
Account Value	$ 5,348	4,313	4,643	10,455
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,571	$ 10,674	$ 9,207	$ 10,371